Consolidated Cash Flow Statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cashflows from operations
Loss before income tax	€ (12,697)	€ (4,777)	€ (19,269)
Adjustments to reconcile loss before income tax to cash flow into operations
Income tax	(57)	36	(9)
Financial result	2,669	2,658	1,784
Depreciation	5,333	3,156	754
Other non-current provisions		(1,545)	1,545
Losses from disposal of assets	(85)	386	5
Non-cash (income) and expenses	3,771	(15,334)	(328)
Trade receivables	1,514	(673)	(1,836)
Other assets and income tax assets	871	3,044	(149)
Inventories	(1,023)	(148)	368
Trade payables	(2,573)	596	185
Provisions	(563)	710	2,366
Other liabilities	(9)	(21,003)	1,150
Net cash flow used in operational activities	(2,849)	(32,894)	(13,434)
Cash flow from investment activities
Purchase of intangible and tangible assets	(774)	(1,854)	(513)
Business combinations (incl. cash and start-up costs)	3,547	22,814
Proceeds from sale of intangible and tangible assets	100	93	2
Net cash flow used in investment activities	2,873	21,053	(511)
Cashflows from financing activities
Proceeds from the issue of shares	7,914		24,000
Costs of equity procurement	(406)	(3)	(1,768)
Proceeds from draw down of EIB loan		5,000
Proceeds from exercise of employee stock options	585	305	628
Leasing payments	(1,363)	(1,183)
Interest paid	(782)	(664)	(536)
Net cash flows provided by financing activities	5,948	3,455	22,274
Net increase/(decrease) in cash and cash equivalents	5,972	(8,386)	8,329
Changes from exchange rate differences	(545)	54	39
Cash and cash equivalents at the beginning of the period	11,119	19,451	11,083
Cash and cash equivalents at the end of the period	€ 16,546	€ 11,119	€ 19,451